Condensed Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Profit or loss [abstract]
Revenue	€ 369,657	€ 213,634	€ 955,543	€ 472,632
Cost of sales	(28,311)	(22,354)	(73,484)	(71,317)
Gross profit	341,346	191,280	882,059	401,315
Research and development expenses	(69,925)	(66,879)	(204,857)	(225,470)
Selling, general, and administrative expenses	(146,845)	(113,404)	(465,416)	(322,012)
Total operating expenses	(216,770)	(180,283)	(670,273)	(547,482)
Other operating income			158,067
Operating profit/(loss)	124,576	10,997	369,853	(146,167)
Share of profit/(loss) of associates	(6,868)	(7,501)	(13,283)	14,980
Finance income	7,706	6,036	16,998	89,948
Finance expenses	(12,043)	(66,904)	(78,280)	(144,707)
Profit/(loss) before tax	113,371	(57,372)	295,288	(185,946)
Income taxes (expenses)	(39,398)	(3,617)	614,995	(8,526)
Net profit/(loss) for the period	73,973	(60,989)	910,283	(194,472)
Attributable to owners of the Company	€ 73,973	€ (60,989)	€ 910,283	€ (194,472)
Basic earnings/(loss) per share	€ 1.13	€ (1)	€ 14.24	€ (3.22)
Diluted earnings/(loss) per share	€ 1.08	€ (1)	€ 13.63	€ (3.22)
Statement of comprehensive income [abstract]
Net profit/(loss) for the period	€ 73,973	€ (60,989)	€ 910,283	€ (194,472)
Items that may be reclassified subsequently to profit or (loss):
Exchange differences on translating foreign operations	3,383	(1,574)	11,299	(3,048)
Other comprehensive income/(loss) for the period, net of tax	3,383	(1,574)	11,299	(3,048)
Total comprehensive income/(loss)	77,356	(62,563)	921,582	(197,520)
Attributable to owners of the Company	€ 77,356	€ (62,563)	€ 921,582	€ (197,520)